Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Loss from continuing operations	$ (2,460)	$ (7,079)	$ (1,542)
Loss from discontinued operations	(348)	(411)	(449)
Net loss attributable to Deswell Industries, Inc.	$ (2,808)	$ (7,490)	$ (1,991)
Basic weighted average common shares outstanding	16,056,000	16,186,000	16,467,000
Basic weighted average common shares outstanding
Loss from continuing operations per share	$ (0.15)	$ (0.43)	$ (0.09)
Loss from discontinued operations per share	(0.02)	(0.03)	(0.03)
Basic net loss per share	$ (0.17)	$ (0.46)	$ (0.12)
Effect of dilutive securities - Options
Diluted weighted average common and potential common shares outstanding	16,056,000	16,186,000	16,467,000
Diluted net loss per share
Loss from continuing operations per share	$ (0.15)	$ (0.43)	$ (0.09)
Loss from discontinued operations per share	(0.02)	(0.03)	(0.03)
Diluted net loss per share	$ (0.17)	$ (0.46)	$ (0.12)
Potential common shares related to stock options excluded from the computation of diluted net income (loss) per share	532,000		668,500
Shares related to stock options excluded from diluted net loss per share because their inclusion would have been anti-dilutive		132,000	412,000